Quarterly Report
December 31, 2021
MFS®  Alabama
Municipal Bond Fund
MAL-Q3

Portfolio of Investments
12/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.0%
Airport Revenue – 1.8%
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2031	$325,000	$421,035
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2032	325,000	419,978
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2033	325,000	419,250
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	70,000	72,614
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2024	75,000	83,077
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2025	100,000	114,685
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2026	150,000	177,225
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2027	185,000	224,001
		$1,931,865
General Obligations - General Purpose – 17.5%
Birmingham, AL, General Obligation Warrants, “A”, 5%, 6/01/2028	$1,000,000	$1,253,491
Birmingham, AL, General Obligation Warrants, “B”, 5%, 12/01/2043	245,000	301,189
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	160,000	171,157
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	55,000	62,497
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	40,000	50,139
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	15,000	17,016
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	110,000	124,679
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	850,000	754,375
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	110,000	110,777
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	20,000	20,119
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	40,000	40,146
Fort Payne, AL, General Obligation Warrants, “A”, AGM, 5%, 5/01/2047	750,000	916,308
Fultondale, AL, General Obligation Warrants, “A”, AGM, 4%, 3/01/2040	1,000,000	1,207,332
Gardendale, AL, General Obligation Warrants, “B”, 4%, 5/01/2039	250,000	302,385
Gardendale, AL, General Obligation Warrants, “B”, 4%, 5/01/2040	300,000	362,228
Gardendale, AL, General Obligation Warrants, “B”, 4%, 5/01/2041	400,000	481,829
Jasper, AL, General Obligation Warrants, 5%, 3/01/2032 (Prerefunded 3/01/2024)	500,000	550,057
Mobile County, AL, General Obligation Improvement Warrants, 5%, 2/01/2038	250,000	313,119
Mobile County, AL, General Obligation Improvement Warrants, 5%, 2/01/2039	250,000	313,195
Mobile County, AL, General Obligation Refunding, “A”, 5%, 8/01/2032	1,110,000	1,448,650
Mobile County, AL, General Obligation Warrants, 5%, 8/01/2036	500,000	611,347
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2033	420,000	490,193
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2034	655,000	762,997
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2035	250,000	290,868
Montgomery County, AL, General Obligation Refunding Warrants, “A”, 4%, 3/01/2027	1,000,000	1,168,145
Montgomery, AL, General Obligation, “A”, 5%, 12/01/2028	450,000	569,209
Montgomery, AL, General Obligation, “A”, 5%, 12/01/2030	625,000	824,842
Orange Beach, AL, General Obligation, 4%, 8/01/2028	700,000	838,985
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	115,000	118,447
State of Alabama, General Obligation Refunding, “C”, 5%, 8/01/2025	1,000,000	1,159,581
State of Illinois, General Obligation, 5.5%, 5/01/2039	120,000	153,325
Trussville, AL, General Obligation Warrants, “A”, 4%, 8/01/2041	750,000	881,007
Vestavia Hills, AL, General Obligation Warrants, 4%, 8/01/2038	1,000,000	1,180,056
Vestavia Hills, AL, General Obligation Warrants, 4%, 8/01/2048	500,000	581,969
		$18,431,659
General Obligations - Schools – 3.2%
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	$445,000	$519,049
Huntsville, AL, General Obligation Warrants, “A”, 5%, 5/01/2039	1,000,000	1,262,899
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2029 (Prerefunded 11/01/2023)	200,000	217,156
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2030 (Prerefunded 11/01/2023)	1,000,000	1,085,783

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	$270,000	$293,630
		$3,378,517
Healthcare Revenue - Hospitals – 9.6%
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), “C”, 5%, 11/15/2046	$500,000	$583,161
Alabama Special Care Facilities Financing Authority Rev. (Daughters of Charity), ETM, AAC, 5%, 11/01/2025	480,000	510,528
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children's Hospital), 5%, 6/01/2031	750,000	850,991
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	5,000	6,102
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	40,000	45,929
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/2033	500,000	566,427
DCH Healthcare Authority, “A”, 4%, 6/01/2046	1,000,000	1,144,989
East Alabama Health Care Authority, Health Care Facilities Rev., “A”, 4%, 9/01/2048	500,000	559,111
Huntsville, AL, Health Care Authority, “B”, 5%, 6/01/2035	500,000	640,626
Huntsville, AL, Health Care Authority, “B”, 5%, 6/01/2036	500,000	638,396
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	360,000	441,886
Mobile, AL, Infirmary Health System Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 4%, 2/01/2040	1,000,000	1,181,429
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	50,000	56,791
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	425,000	483,178
UAB Medicine Finance Authority Rev., “B”, 5%, 9/01/2035	1,000,000	1,188,586
UAB Medicine Finance Authority Rev., “B2”, 5%, 9/01/2041	1,000,000	1,193,015
		$10,091,145
Healthcare Revenue - Long Term Care – 1.4%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	$250,000	$267,511
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 4%, 12/01/2038	1,000,000	1,164,321
		$1,431,832
Industrial Revenue - Environmental Services – 0.3%
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Water Disposal Authority Rev. (Cherokee Industrial Landfill Project), “A”, 6%, 5/01/2040 (n)	$300,000	$335,068
Industrial Revenue - Other – 0.9%
Mobile County, AL, Limited Obligation Warrants (Gomesa Project), 4%, 11/01/2045 (n)	$500,000	$541,154
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	100,000	102,845
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	305,000	336,515
		$980,514
Miscellaneous Revenue - Other – 1.0%
Alabama Stadium Trace Village Improvement District Development Incentive Anticipation, 3.625%, 3/01/2036	$250,000	$251,158
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040 (Prerefunded 7/01/2023)	65,000	69,349
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	260,000	284,797
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	495,000	499,273
		$1,104,577
Port Revenue – 1.1%
Alabama Port Authority Docks Facilities Refunding Rev., “A”, AGM, 5%, 10/01/2035	$1,000,000	$1,192,302
Sales & Excise Tax Revenue – 10.0%
Baldwin County, AL, Board of Education, Public School Warrants, 5%, 6/01/2028	$175,000	$218,866
Baldwin County, AL, Board of Education, Public School Warrants, 5%, 6/01/2029	200,000	255,611
Baldwin County, AL, Board of Education, Public School Warrants, 5%, 6/01/2030	225,000	293,225
Baldwin County, AL, Board of Education, Refunding School Warrants, 5%, 6/01/2022	1,450,000	1,478,740
Cherokee County, AL, Board of Education Special Tax School Warrants (Sales Tax), 5%, 12/01/2048	1,000,000	1,217,658
Elmore County, AL, Board of Education School Tax Warrants, 4%, 8/01/2038	745,000	877,373
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	5,000	6,132
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	5,000	6,225
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	5,000	6,361

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036	$25,000	$28,794
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	35,000	39,448
Houston County, AL, Board of Education, School Warrants, BAM, 4%, 12/01/2031	765,000	933,212
Houston County, AL, Board of Education, School Warrants, BAM, 4%, 12/01/2032	500,000	608,629
Jefferson County, AL, Board of Education, 4%, 2/01/2042	805,000	931,104
Jefferson County, AL, Limited Obligation Warrants, 5%, 9/15/2033	500,000	600,893
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	16,000	18,242
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	650,000	752,412
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	164,000	184,795
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	58,000	65,354
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	25,000	28,615
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	1,000	965
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	26,000	24,040
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	4,000	3,510
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	247,000	200,946
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	237,000	179,645
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	1,837,000	624,267
Tuscaloosa County, AL, Board of Education, School Tax Warrants, 5%, 2/01/2037	750,000	898,685
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	100,000	106,662
		$10,590,409
Single Family Housing - Local – 0.3%
Montgomery County, MD, Housing Opportunities Commission Program Rev., “A”, 4%, 7/01/2049	$315,000	$346,185
Single Family Housing - State – 0.4%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$210,000	$224,747
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	200,000	219,930
		$444,677
State & Local Agencies – 2.5%
Alabama Public Health Care Authority Lease Rev. (Department of Public Health Facilities), 5%, 9/01/2030	$280,000	$317,666
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, AGM, 5%, 7/01/2030	210,000	210,779
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	315,000	358,907
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2030 (Prerefunded 6/01/2023)	35,000	37,334
Huntsville, AL, Public Building Authority Lease Refunding Rev., 5%, 10/01/2033	500,000	612,698
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	75,000	93,921
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	155,000	188,426
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	10,000	11,855
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	5,000	6,454
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	5,000	5,888
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	10,000	11,744
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	10,000	11,707
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	5,000	5,839
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2038	10,000	11,654
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	10,000	11,583
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	75,000	88,558
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	185,000	208,721
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	350,000	416,954
		$2,610,688
Student Loan Revenue – 0.2%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$35,000	$36,880
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	90,000	92,638
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	50,000	51,103
		$180,621

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – 6.7%
Alabama Public School & College Authority Rev., “A”, 5%, 11/01/2027	$1,000,000	$1,239,618
Alabama Public School & College Authority Rev., “B”, 5%, 6/01/2025 (Prerefunded 6/01/2023)	800,000	852,416
Birmingham-Jefferson, AL, Civic Center Authority, “A”, 4%, 7/01/2043	750,000	840,749
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	500,000	593,136
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	55,000	63,666
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	30,000	34,695
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	85,000	97,168
Lauderdale County, AL, Agriculture Center Authority Special Tax Rev., 5%, 7/01/2049	1,000,000	1,112,703
Mountain Brook, AL, Board of Education, School Warrants, “A”, 4%, 3/01/2027	200,000	233,629
Mountain Brook, AL, Board of Education, School Warrants, “A”, 4%, 3/01/2030	325,000	399,190
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	70,000	71,398
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	105,000	107,744
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	265,000	273,685
Tuscaloosa, AL, Board of Education, School Tax Warrants, 5%, 8/01/2036 (Prerefunded 8/01/2026)	1,000,000	1,201,073
		$7,120,870
Tobacco – 0.2%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$55,000	$69,120
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	1,040,000	172,134
		$241,254
Toll Roads – 0.3%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$90,000	$92,437
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	180,000	184,296
		$276,733
Transportation - Special Tax – 1.7%
Alabama Federal Aid Highway Finance Authority Special Obligation, “A”, 5%, 9/01/2035 (Prerefunded 9/01/2026)	$500,000	$601,188
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	125,000	125,870
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	330,000	341,392
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	240,000	243,699
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	200,000	206,216
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	50,000	62,093
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	105,000	123,951
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	45,000	55,609
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	50,000	60,324
		$1,820,342
Universities - Colleges – 20.7%
Alabama Community College System Board of Trustees Rev., AGM, 4%, 9/01/2038	$1,000,000	$1,200,223
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2044	300,000	341,266
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2049	1,000,000	1,131,595
Alabama Community College System Board of Trustees Rev. (Coastal Community College), BAM, 4%, 10/01/2027	615,000	718,712
Alabama Community College System Board of Trustees Rev. (Snead State Community College), BAM, 4%, 9/01/2038	680,000	783,555
Auburn University, General Fee Rev., “A”, 5%, 6/01/2025	885,000	1,019,953
Auburn University, General Fee Rev., “A”, 5%, 6/01/2025	1,270,000	1,463,662
Auburn University, General Fee Rev., “A”, 5%, 6/01/2038	500,000	589,143
Auburn University, General Fee Rev., “A”, 5%, 6/01/2048	1,500,000	1,846,101
Homewood, AL, Educational Building Authority Facilities Rev. (Samford University), “A”, 5%, 12/01/2034	500,000	592,073
Jacksonville State University, AL, Tuition and Fee Rev., 4%, 12/01/2027	1,000,000	1,160,206
Jacksonville State University, AL, Tuition and Fee Rev., 4%, 12/01/2040	750,000	866,378
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, 5%, 7/01/2036	580,000	685,426
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	345,000	398,270
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	65,000	65,636
Troy University, Facilities Rev., “A”, BAM, 5%, 11/01/2028	500,000	567,344
University of Alabama at Birmingham, Rev., “B”, 4%, 10/01/2037	1,000,000	1,180,832

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of Alabama in Huntsville, General Fee Rev., “B2”, 5%, 9/01/2035	$755,000	$932,561
University of Alabama in Huntsville, General Fee Rev., “B2”, 5%, 9/01/2036	475,000	585,862
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2026	445,000	534,511
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2039	1,000,000	1,245,458
University of North Alabama, General Fee Rev., “C”, BAM, 4%, 11/01/2038	500,000	584,763
University of South Alabama, Facilities Rev., BAM, 5%, 10/01/2036	500,000	599,700
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	750,000	914,775
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2036	355,000	408,163
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2038	500,000	572,771
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2040	770,000	879,137
		$21,868,076
Utilities - Municipal Owned – 1.0%
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	$180,000	$179,325
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	30,000	29,888
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	15,000	14,719
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	5,000	5,000
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	65,000	65,000
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	5,000	4,881
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	70,000	68,337
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	115,000	114,569
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	10,000	10,107
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	50,000	50,534
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	40,000	39,350
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	10,000	10,119
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	39,050
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	30,000	29,887
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	5,000	4,981
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	95,000	94,644
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	70,000	70,750
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	16,025
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	5,000	5,006
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	15,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	40,000	39,050
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	50,000	50,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	15,000	15,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	55,000	55,000
		$1,026,222
Utilities - Other – 2.0%
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 1), “A”, 4%, 10/01/2028	$750,000	$873,873
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	1,000,000	1,212,001
		$2,085,874
Water & Sewer Utility Revenue – 12.2%
Auburn, AL, Waterworks Board Water Rev., 5%, 9/01/2036 (Prerefunded 9/01/2025)	$1,000,000	$1,153,731
Birmingham, AL, Waterworks Board Water Rev., 5%, 1/01/2036 (Prerefunded 1/01/2028)	750,000	930,850
Birmingham, AL, Waterworks Board Water Rev., “A”, 5%, 1/01/2030 (Prerefunded 1/01/2025)	500,000	568,347
Birmingham, AL, Waterworks Board Water Rev., “A”, 5%, 1/01/2031 (Prerefunded 1/01/2027)	500,000	607,593
Cullman, AL, Utilities Board Water Rev., “A”, AGM, 5%, 9/01/2035	1,000,000	1,116,677
Gadsden, AL, Waterworks and Sewer Rev., AGM, 4%, 6/01/2033	1,000,000	1,164,274
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	45,000	51,383
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	120,000	135,949
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	45,000	48,996
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	45,000	48,702
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	95,000	116,181
Huntsville, AL, Water System Rev., “A”, 5%, 11/01/2027	1,070,000	1,325,015
Jefferson County, AL, Senior Lien Sewer Rev., Current Interest Warrants, “A”, AGM, 5%, 10/01/2044	750,000	821,506
Madison City, AL, Water & Wastewater Board Rev., 3%, 12/01/2050	1,000,000	1,069,211

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	$15,000	$16,604
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	20,000	22,075
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	10,000	11,058
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	20,000	22,080
Opelika, AL, Board of Utility Rev., “A”, BAM, 4%, 6/01/2027	200,000	232,315
Opelika, AL, Board of Utility Rev., “A”, BAM, 4%, 6/01/2028	250,000	295,628
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2044	700,000	774,689
Scottsboro, AL, Board of Waterworks, Sewer & Gas Rev., 5%, 8/01/2032 (Prerefunded 8/01/2022)	500,000	513,871
Scottsboro, AL, Board of Waterworks, Sewer & Gas Rev., “B”, BAM, 4%, 8/01/2039	350,000	416,595
Warrior River, AL, Water Authority Rev., BAM, 4%, 8/01/2039	1,180,000	1,378,986
		$12,842,316
Total Municipal Bonds		$100,331,746
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$136,000	$121,941
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	200,000	65,077
Total Bonds		$187,018
Investment Companies (h) – 4.0%
Money Market Funds – 4.0%
MFS Institutional Money Market Portfolio, 0.07% (v)	4,238,724	$4,238,724

Other Assets, Less Liabilities – 0.8%		872,940
Net Assets – 100.0%		$105,630,428
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,238,724 and $100,518,764, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,894,059, representing 1.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
ETM	Escrowed to Maturity
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$100,331,746	$—	$100,331,746
U.S. Corporate Bonds	—	187,018	—	187,018
Mutual Funds	4,238,724	—	—	4,238,724
Total	$4,238,724	$100,518,764	$—	$104,757,488
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,877,374	$18,713,865	$16,352,515	$—	$—	$4,238,724
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$707	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2021, are as follows:
Alabama	82.4%
Puerto Rico	5.2%
New York	0.9%
California	0.8%
Maryland	0.8%
Guam	0.7%
South Carolina	0.7%
Illinois	0.6%
Utah	0.6%
New Jersey	0.5%
Colorado	0.4%
Massachusetts	0.4%
Pennsylvania	0.4%
Tennessee	0.4%
Virginia	0.4%
Connecticut	0.2%
Ohio	0.2%
Texas	0.2%
Indiana	0.1%
Iowa	0.1%
Michigan	0.1%
Wisconsin	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.